GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Goodwill And Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
	Goodwill US$‘000	Development costs US$‘000	Patents and licenses US$‘000	Other US$‘000	Total US$‘000
Cost
At January 1, 2022	79,182	121,173	8,707	33,198	242,260
Additions		4,475	22	382	4,879
Exchange adjustments	-	(64)	-	-	(64)

At December 31, 2022	79,182	125,584	8,729	33,580	247,075

At January 1, 2023	79,182	125,584	8,729	33,580	247,075
Additions	-	1,758	19	110	1,887
Disposals or retirements	(12,591)	-	-	(14,488)	(27,079)
Reclassifications	54	-	(54)	-	-
Exchange adjustments	-	23	-	-	23

At December 31, 2023	66,645	127,365	8,694	19,202	221,906

Accumulated amortisation and Impairment losses
At January 1, 2022	(66,645)	(103,494)	(8,561)	(27,579)	(206,279)
Charge for the year		(479)	(9)	(435)	(923)
Impairment losses	-	(4,623)	-	(1)	(4,624)
Exchange adjustments	-	20	-	-	20

At December 31, 2022	(66,645)	(108,576)	(8,570)	(28,015)	(211,806)

At January 1, 2023	(66,645)	(108,576)	(8,570)	(28,015)	(211,806)
Charge for the year	-	(753)	30	(223)	(946)
Disposals or retirements	-	-	-	12,956	12,956
Impairment losses	-	(2,926)	(9)	(2,898)	(5,833)
Exchange adjustments	-	(7)	-	-	(7)

At December 31, 2023	(66,645)	(112,262)	(8,549)	(18,180)	(205,636)

Carrying amounts
At December 31, 2023	-	15,103	145	1,022	16,270

At December 31, 2022	12,537	17,008	159	5,565	35,269

Schedule of Principal Development Projects
Product Name	2023 US$’000	2022 US$’000
Premier Instruments for A1c and haemoglobinopathies testing	1,669	1,904
COVID-19 tests	-	1,378
Mid-tier haemoglobins instrument	51	484
HIV screening rapid test	6	379
Tri-stat point-of-care instrument	-	163
Other projects	32	167
Total capitalised development costs	1,758	4,475

Schedule of Impairment Loss Recorded on Discontinued Assets
	December 31, 2023	December 31, 2022
	US$’000	US$’000
Immco Diagnostics inc.	9,331	-
Trinity Biotech Manufacturing Limited (Note 13)	1,500	3,599
Trinity Biotech Do Brasil	274	454
Primus Corp	-	1,024
Clark Laboratories Inc.	-	407
Biopool US Inc.	-	355
Total impairment loss	11,105	5,839

Schedule of Impairment Loss for Each Class of Asset
	December 31, 2023	December 31, 2022
	US$’000	US$’000
Goodwill and other intangible assets	5,833	4,624
Property, plant and equipment (see Note 11)	3,772	733
Financial assets (see Note 13)	1,500	-
Prepayments (see Note 17)	-	482

Total impairment loss	11,105	5,839

Schedule of Specific Asset Impairment Charges
Asset name	Entity	2022 US$’000
Rapid COVID-19 antigen test	Trinity Biotech Manufacturing Ltd	2,214
Autoimmune smart reader	Trinity Biotech Manufacturing Ltd	1,266
Tri-stat instrument	Primus Corp.	1,024
COVID-19 ELISA test	Trinity Biotech Manufacturing Ltd	120
Total		4,624

Schedule of Significant Goodwill
Fitzgerald Industries	December 31, 2022
Carrying amount of goodwill (US$’000)	12,591
Discount rate applied (real pre-tax)	15.77%
Excess value-in-use over carrying amount (US$’000)	7,432
% EBITDA would need to decrease for an impairment to arise	31.28%
Long-term growth rate	2.0%

Schedule of Internal and External Factors Based on Historical Experience
Intangible Assets with Indefinite Useful lives (included in other intangibles)	December 31, 2023 US$‘000	December 31, 2022 US$‘000

Immco Diagnostic CGU
Immco Diagnostic trade name	-	2,069
Fitzgerald Industries CGU
Fitzgerald trade name	-	970
RDI trade name	-	560
Primus Corporation CGU
Primus trade name	365	365
Total	365	3,964